COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 11.7%
	FIXED INCOME - 11.7%
1,007,586	iShares 0-5 Year TIPS Bond ETF			$ 102,199,448
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,885,184)

	OPEN END FUNDS — 1.9%
	FIXED INCOME - 1.9%
1,000	BlackRock High Yield Bond Portfolio, Institutional Class			6,600
1,240,421	JPMorgan High Yield Fund, Class I			7,616,188
569,120	Lord Abbett High Yield Fund, Class I			3,522,853
606,783	MainStay MacKay High Yield Corporate Bond Fund, Class I			2,961,102
1,000	PGIM High Yield Fund, Class Z			4,620
282,098	PIMCO High Yield Fund, Institutional Class			2,141,120
1,000	TIAA-CREF High Yield Fund, Institutional Class			8,100
1,000	Transamerica High Yield Bond, Class I			7,760
	TOTAL OPEN END FUNDS (Cost $19,233,807)			16,268,343

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 72.5%
	U.S. TREASURY BILLS — 28.6%
4,000,000	United States Treasury Bill	0.785(a)	07/14/22	3,998,530
2,000,000	United States Treasury Bill	0.710(a)	09/08/22	1,994,090
100,000,000	United States Treasury Bill	2.160(a)	12/15/22	98,953,351
150,000,000	United States Treasury Bill	3.020(a)	06/15/23	146,110,104
				251,056,075
	U.S. TREASURY INFLATION PROTECTED — 21.8%
100,000,000	United States Treasury Inflation Indexed Bonds	0.1250	10/15/26	105,055,141
85,000,000	United States Treasury Inflation Indexed Bonds	0.1250	04/15/27	85,891,854
				190,946,995
	U.S. TREASURY NOTES — 22.1%
100,000,000	United States Treasury Note	0.7500	12/31/23	96,818,359
100,000,000	United States Treasury Note	0.8750	01/31/24	96,847,656
				193,666,015

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $648,155,635)			635,669,085

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 11.8%
	MONEY MARKET FUNDS - 11.8%
78,512,112	Fidelity Treasury Portfolio, Class I, 1.21%(b)					$ 78,512,112
25,179,420	First American Government Obligations Fund Class X, 1.29%(b)					25,179,420
	TOTAL MONEY MARKET FUNDS (Cost $103,691,532)					103,691,532

	TOTAL SHORT-TERM INVESTMENTS (Cost $103,691,532)					103,691,532

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
500	CBOT 5 Year US Treasury Note	WF	07/22/2022	$ 111	$ 56,125,000	$ 132,813
400	CBOT U.S. Long Bond Future	WF	07/22/2022	138	55,450,000	618,752
200	CBOT U.S. Long Bond Future	WF	07/22/2022	142	27,725,000	806,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,013,985)					1,557,815

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,013,985)					1,557,815

	TOTAL INVESTMENTS - 98.1% (Cost $878,980,143)					$ 859,386,223
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%					17,005,683
	NET ASSETS - 100.0%					$ 876,391,906

ETF	- Exchange-Traded Fund
WF	- Wells Fargo

(a)	Discount rate at time of purchase.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each contract is equivalent to one futures contract.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

CREDIT DEFAULT SWAP
Description	Counterparty	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid (Received)	Value	Unrealized Appreciation
CDX North American High Yield Index Version 2, Series 38 *	Wells Fargo	5.00%	12/20/2026	$ 19,800,000	$ (730,357)	$ 599,564	$ 1,329,921

* The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=59bf68e4120d448ab439616054770994

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7%
	AEROSPACE & DEFENSE - 0.3%
11,548	Embraer S.A. - ADR(a)	$ 101,391
4,304	Spirit AeroSystems Holdings, Inc.	126,107
		227,498
	APPAREL & TEXTILE PRODUCTS - 0.8%
1,409	Oxford Industries, Inc.	125,035
3,862	PVH Corporation	219,748
1,236	Ralph Lauren Corporation	110,807
4,156	Tapestry, Inc.	126,841
		582,431
	ASSET MANAGEMENT - 1.1%
523	Ameriprise Financial, Inc.	124,307
7,237	Blucora, Inc.(a)	133,595
2,012	Charles Schwab Corporation (The)	127,118
3,205	Freedom Holding Corporation(a)	142,142
7,095	ODP Corporation(a)	214,552
2,188	Stifel Financial Corporation	122,572
		864,286
	AUTOMOTIVE - 0.9%
16,548	American Axle & Manufacturing Holdings, Inc.(a)	124,606
8,998	Ford Motor Company	100,148
3,757	General Motors Company(a)	119,322
3,294	Harley-Davidson, Inc.	104,288
2,004	Magna International, Inc.	110,020
4,648	Tata Motors Ltd. - ADR(a)	120,244
		678,628
	BANKING - 0.3%
3,261	Meta Financial Group, Inc.	126,103
3,489	Synovus Financial Corporation	125,778
		251,881
	CABLE & SATELLITE - 0.5%
6,296	DISH Network Corporation, Class A(a)	112,887
30,621	Liberty Latin America Ltd., Class C(a)	238,538
		351,425

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	CHEMICALS - 0.4%
4,656	Olin Corporation	$ 215,480
2,679	Trinseo PLC	103,034
		318,514
	COMMERCIAL SUPPORT SERVICES - 0.8%
20,023	ADT, Inc.	123,141
3,461	Franchise Group, Inc.	121,377
6,317	Kelly Services, Inc., Class A	125,266
2,262	Korn Ferry	131,242
3,000	Schnitzer Steel Industries, Inc.	98,520
		599,546
	CONSUMER SERVICES - 0.3%
6,228	Carriage Services, Inc.	246,940

	E-COMMERCE DISCRETIONARY - 0.1%
2,499	eBay, Inc.	104,133

	ELECTRIC UTILITIES - 0.3%
12,656	PG&E Corporation(a)	126,307
5,539	Vistra Corporation	126,566
		252,873
	ELECTRICAL EQUIPMENT - 0.3%
1,512	Atkore International Group, Inc.(a)	125,511
5,615	Vontier Corporation	129,089
		254,600
	ENGINEERING & CONSTRUCTION - 0.5%
1,448	Dycom Industries, Inc.(a)	134,722
16,614	Infrastructure and Energy Alternatives, Inc.(a)	133,410
5,187	Sterling Infrastructure, Inc.(a)	113,699
		381,831
	ENTERTAINMENT CONTENT - 0.5%
6,187	Endeavor Group Holdings, Inc.(a)	127,205
25,223	Playstudios, Inc.(a)	107,954
9,353	Warner Bros Discovery, Inc.(a)	125,517
		360,676

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	FOOD - 0.3%
26,404	Adecoagro S.A.	$ 223,378

	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
1,527	Boise Cascade Company	90,841
4,180	Louisiana-Pacific Corporation	219,074
		309,915
	GAS & WATER UTILITIES - 0.2%
8,212	Suburban Propane Partners, L.P.	125,315

	HOME & OFFICE PRODUCTS - 0.3%
36,245	Tupperware Brands Corporation(a)	229,793

	HOME CONSTRUCTION - 1.9%
10,633	Beazer Homes USA, Inc.(a)	128,340
6,569	Green Brick Partners, Inc.(a)	128,555
4,593	Griffon Corporation	128,742
3,218	M/I Homes, Inc.(a)	127,626
1,688	Masonite International Corporation(a)	129,689
1,853	Patrick Industries, Inc.	96,060
6,046	PulteGroup, Inc.	239,603
5,483	Taylor Morrison Home Corporation(a)	128,083
2,581	Toll Brothers, Inc.	115,113
13,537	Tri Pointe Homes, Inc.(a)	228,369
		1,450,180
	INDUSTRIAL SUPPORT SERVICES - 1.0%
7,821	H&E Equipment Services, Inc.	226,574
3,749	Textainer Group Holdings Ltd.	102,760
5,324	Titan Machinery, Inc.(a)	119,311
1,937	Triton International Ltd.	101,983
921	United Rentals, Inc.(a)	223,720
		774,348
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
37,493	BGC Partners, Inc.	126,351
5,149	Cowen, Inc.	121,980

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.5% (Continued)
1,328	Evercore, Inc.	$ 124,314
		372,645
	INSURANCE - 2.3%
3,287	American Equity Investment Life Holding Company	120,206
5,598	Brighthouse Financial, Inc.(a)	229,630
65,792	Genworth Financial, Inc.(a)	232,246
4,699	Jackson Financial, Inc., Class A	125,698
4,777	Lincoln National Corporation	223,420
9,525	MBIA, Inc.(a)	117,634
14,375	NMI Holdings, Inc., Class A(a)	239,344
980	Primerica, Inc.	117,296
1,705	Principal Financial Group, Inc.	113,877
3,323	Unum Group	113,048
2,126	Voya Financial, Inc.	126,561
		1,758,960
	INTERNET MEDIA & SERVICES - 1.6%
70	Booking Holdings, Inc.(a)	122,429
19,311	DHI Group, Inc.(a)	95,976
12,168	Eventbrite, Inc., Class A(a)	124,965
892	Expedia Group, Inc.(a)	84,588
1,665	GoDaddy, Inc., Class A(a)	115,817
792	Meta Platforms, Inc., Class A(a)	127,710
6,740	TripAdvisor, Inc.(a)	119,972
38,712	TrueCar, Inc.(a)	100,264
16,436	Vivid Seats, Inc.	122,777
8,556	Yelp, Inc.(a)	237,601
		1,252,099
	LEISURE FACILITIES & SERVICES - 3.5%
7,299	Bloomin' Brands, Inc.	121,309
4,589	Boyd Gaming Corporation	228,303
9,301	Brinker International, Inc.(a)	204,901
4,580	Cheesecake Factory, Inc. (The)	121,004
6,828	Dave & Buster's Entertainment, Inc.(a)	223,822
11,798	Denny's Corporation(a)	102,407

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	LEISURE FACILITIES & SERVICES - 3.5% (Continued)
14,841	Everi Holdings, Inc.(a)	$ 242,057
3,428	Hilton Grand Vacations, Inc.(a)	122,482
8,081	Marcus Corporation (The)(a)	119,356
1,063	Marriott Vacations Worldwide Corporation	123,521
7,626	MGM Resorts International	220,773
32,038	Playa Hotels & Resorts N.V.(a)	220,101
6,864	Red Rock Resorts, Inc., Class A	228,983
6,338	Ruth's Hospitality Group, Inc.	103,056
2,139	SeaWorld Entertainment, Inc.(a)	94,501
5,453	Travel + Leisure Company	211,685
		2,688,261
	LEISURE PRODUCTS - 0.4%
8,325	Smith & Wesson Brands, Inc.	109,307
7,437	Vista Outdoor, Inc.(a)	207,493
		316,800
	MACHINERY - 0.9%
18,948	CNH Industrial N.V.	219,607
31,197	GrafTech International Ltd.	220,564
11,889	Manitowoc Company, Inc. (The)(a)	125,191
7,963	Titan International, Inc.(a)	120,241
		685,603
	METALS & MINING - 1.2%
3,940	A-Mark Precious Metals, Inc.	127,065
4,289	Arconic Corporation(a)	120,306
13,455	Cleveland-Cliffs, Inc.(a)	206,804
1,178	Encore Wire Corporation	122,418
21,016	Ferroglobe PLC(a)	124,835
50,563	Hudbay Minerals, Inc.	206,297
		907,725
	MORTGAGE FINANCE - 0.2%
16,799	Redwood Trust, Inc.	129,520

	OIL & GAS PRODUCERS - 1.6%
5,298	Callon Petroleum Company(a)	207,682

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	OIL & GAS PRODUCERS - 1.6% (Continued)
3,671	Denbury, Inc.(a)	$ 220,223
16,254	Earthstone Energy, Inc., Class A(a)	221,867
10,666	Magnolia Oil & Gas Corporation	223,879
2,747	New Fortress Energy, Inc.	108,699
17,990	Southwestern Energy Company(a)	112,438
3,537	TravelCenters of America, Inc.(a)	121,920
		1,216,708
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
926	Nabors Industries Ltd.(a)	123,992
6,889	US Silica Holdings, Inc.(a)	78,672
		202,664
	PUBLISHING & BROADCASTING - 0.9%
53,933	Entravision Communications Corporation, Class A	245,934
15,138	News Corporation, CLASS A	235,850
712	Nexstar Media Group, Inc., Class A	115,971
5,708	Thryv Holdings, Inc.(a)	127,802
		725,557
	REAL ESTATE SERVICES - 0.9%
24,414	Anywhere Real Estate, Inc.(a)	239,990
6,675	Cushman & Wakefield PLC(a)	101,727
21,628	Douglas Elliman, Inc.	103,598
613	Jones Lang LaSalle, Inc.(a)	107,189
5,256	RE/MAX Holdings, Inc.	128,877
		681,381
	RENEWABLE ENERGY - 0.7%
7,755	Archaea Energy, Inc.(a)	120,435
2,859	Daqo New Energy Corporation - ADR(a)	204,075
4,489	Green Plains, Inc.(a)	121,966
2,378	JinkoSolar Holding Company Ltd. - ADR(a)	164,510
		610,986
	RETAIL - CONSUMER STAPLES - 0.8%
30,480	Arko Corporation	248,717
28,987	Cia Brasileira de Distribuicao - ADR	89,860
2,657	Kroger Company	125,756

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
4,178	SpartanNash Company	$ 126,050
		590,383
	RETAIL - DISCRETIONARY - 3.9%
6,146	Aaron's Company, Inc. (The)	89,424
3,338	Academy Sports & Outdoors, Inc.	118,633
1,361	Avis Budget Group, Inc.(a)	200,176
6,965	Bath & Body Works, Inc.	187,498
3,309	BlueLinx Holdings, Inc.(a)	221,074
1,723	Boot Barn Holdings, Inc.(a)	118,732
4,256	Builders FirstSource, Inc.(a)	228,547
9,461	Caleres, Inc.	248,258
17,753	Designer Brands, Inc., Class A	231,854
1,355	Dick's Sporting Goods, Inc.	102,126
12,986	Guess?, Inc.	221,411
4,599	La-Z-Boy, Inc.	109,042
411	Lithia Motors, Inc.	112,947
12,135	Macy's, Inc.	222,313
8,265	Sally Beauty Holdings, Inc.(a)	98,519
1,903	Signet Jewelers Ltd.	101,734
2,615	Sonic Automotive, Inc., Class A	95,787
5,411	Urban Outfitters, Inc.(a)	100,969
2,679	Victoria's Secret & Company(a)	74,932
		2,883,976
	SEMICONDUCTORS - 1.2%
1,765	Cirrus Logic, Inc.(a)	128,033
292	Lam Research Corporation	124,436
2,200	Micron Technology, Inc.	121,616
13,868	Photronics, Inc.(a)	270,148
963	QUALCOMM, Inc.	123,014
5,925	Rambus, Inc.(a)	127,328
		894,575
	SOFTWARE - 1.0%
4,239	Donnelley Financial Solutions, Inc.(a)	124,160
11,812	Dropbox, Inc., Class A(a)	247,934

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	SOFTWARE - 1.0% (Continued)
7,182	Ebix, Inc.	$ 121,376
16,372	Xperi Holding Corporation	236,248
		729,718
	SPECIALTY FINANCE - 2.5%
3,158	AerCap Holdings N.V.(a)	129,289
3,271	Air Lease Corporation	109,350
6,636	Ally Financial, Inc.	222,372
1,179	Capital One Financial Corporation	122,840
6,160	Essent Group Ltd.	239,625
16,700	EZCORP, Inc., Class A(a)	125,417
6,382	Fidelity National Financial, Inc.	235,879
8,919	MGIC Investment Corporation	112,379
14,214	NerdWallet, Inc.(a)	112,717
6,201	OneMain Holdings, Inc.	231,793
4,763	Stewart Information Services Corporation	236,959
		1,878,620
	STEEL - 0.4%
22,935	Mechel PJSC - ADR(a),(b)	–
9,943	Ryerson Holding Corporation	211,686
6,066	TimkenSteel Corporation(a)	113,495
		325,181
	TECHNOLOGY HARDWARE - 3.5%
20,243	Arlo Technologies, Inc.(a)	126,924
1,152	Arrow Electronics, Inc.(a)	129,128
24,118	Celestica, Inc.(a)	234,426
2,326	Ciena Corporation(a)	106,298
19,451	CommScope Holding Company, Inc.(a)	119,040
2,566	Dell Technologies, Inc., Class C	118,575
13,783	Extreme Networks, Inc.(a)	122,944
15,703	Flex Ltd.(a)	227,221
22,149	GoPro, Inc., Class A(a)	122,484
14,851	Harmonic, Inc.(a)	128,758
4,434	Jabil, Inc.	227,065
1,325	Lumentum Holdings, Inc.(a)	105,232

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 46.7% (Continued)
	TECHNOLOGY HARDWARE - 3.5% (Continued)
1,669	NetApp, Inc.	$ 108,886
60,024	Pitney Bowes, Inc.	217,287
4,966	Pure Storage, Inc., Class A(a)	127,676
2,882	Sanmina Corporation(a)	117,384
3,039	Super Micro Computer, Inc.(a)	122,624
8,365	TTM Technologies, Inc.(a)	104,563
2,743	Western Digital Corporation(a)	122,969
6,796	Xerox Holdings Corporation	100,921
		2,790,405
	TECHNOLOGY SERVICES - 1.4%
54,800	Conduent, Inc.(a)	236,737
2,042	CSG Systems International, Inc.	121,867
4,011	DXC Technology Company(a)	121,573
2,259	Euronet Worldwide, Inc.(a)	227,233
982	Global Payments, Inc.	108,648
37,469	Sabre Corporation(a)	218,444
		1,034,502
	TELECOMMUNICATIONS - 0.3%
5,406	EchoStar Corporation, Class A(a)	104,336
3,407	Iridium Communications, Inc.(a)	127,967
		232,303
	TRANSPORTATION & LOGISTICS - 3.7%
5,676	Alaska Air Group, Inc.(a)	227,324
16,732	American Airlines Group, Inc.(a)	212,162
1,533	ArcBest Corporation	107,877
8,931	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)	91,722
3,825	Copa Holdings S.A., Class A(a)	242,391
8,736	Costamare, Inc.	105,706
35,423	Daseke, Inc.(a)	226,353
48,608	Diana Shipping, Inc.	232,832
22,869	Gol Linhas Aereas Inteligentes S.A. - ADR	77,983
26,749	JetBlue Airways Corporation(a)	223,889
1,332	Matson, Inc.	97,076
4,083	Navios Maritime Partners, L.P.	93,909

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	COMMON STOCKS — 46.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.7% (Continued)
1,618	Ryder System, Inc.			$ 114,975
10,380	SkyWest, Inc.(a)			220,575
3,867	Star Bulk Carriers Corporation			96,636
6,138	United Airlines Holdings, Inc.(a)			217,408
4,655	ZIM Integrated Shipping Services Ltd.			219,856
				2,808,674
	WHOLESALE - CONSUMER STAPLES - 1.2%
7,096	Andersons, Inc. (The)			234,097
1,700	Archer-Daniels-Midland Company			131,920
1,423	Bunge Ltd.			129,052
5,465	Performance Food Group Company(a)			251,280
6,052	United Natural Foods, Inc.(a)			238,449
				984,798
	WHOLESALE - DISCRETIONARY - 0.6%
10,884	G-III Apparel Group Ltd.(a)			220,183
8,599	KAR Auction Services, Inc.(a)			127,007
1,156	Veritiv Corporation(a)			125,484
				472,674

	TOTAL COMMON STOCKS (Cost $39,255,275)			35,762,909

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 15.2%
	U.S. TREASURY BILLS — 14.8%
1,000,000	United States Treasury Bill(c)	0.500(d)	08/04/22	998,901
1,000,000	United States Treasury Bill(c)	0.580(d)	08/11/22	998,484
1,000,000	United States Treasury Bill(c)	1.145(d)	02/23/23	984,537
8,500,000	United States Treasury Bill(c)	1.590(d)	03/23/23	8,354,292
				11,336,214
	U.S. TREASURY INFLATION PROTECTED — 0.4%
300,000	United States Treasury Inflation Indexed Bonds(c)	0.1250	10/15/24	340,632

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,729,137)			11,676,846

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	MONEY MARKET FUNDS - 25.9%
10,230,056	Fidelity Treasury Portfolio, Class I, 1.21%(e)			$ 10,230,057
9,644,997	First American Government Obligations Fund Class X, 1.29%(e)			9,644,997
	TOTAL MONEY MARKET FUNDS (Cost $19,875,054)			19,875,054

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,875,054)			19,875,054

	TOTAL INVESTMENTS - 87.8% (Cost $70,859,466)			$ 67,314,809
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.2%			9,311,877
	NET ASSETS - 100.0%			$ 76,626,686

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
194	CBOT 5 Year US Treasury Note	09/30/2022	$ 21,776,500	$ (132,675)
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2022, the value of the pledged portion is $11,676,846.
(d)	Discount rate at time of purchase.
(e)	Rate disclosed is the seven-day effective yield as of June 30, 2022.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

TOTAL RETURN SWAPS

Description	Long/Short	Currency	Index	Spread	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
China Evergrande Group	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	549,233	12/29/2022	$ -	$ -	$ 115,489
JP Morgan International Long Index Basket ***	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	305,683	5/27/2025	25,658,608	-	(1,347,639)
JP Morgan International Long Index Basket 2 ***	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	306,265	5/27/2025	24,677,609	-	(344,854)
										$ (1,577,004)

JP Morgan International Short Index Basket ***	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	380,863	5/27/2025	25,443,673	-	1,559,754
JP Morgan International Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	355,399	5/27/2025	24,565,179	-	(159,929)
JP Morgan U.S. Short Index Basket ***	Short	USD	Overnight Bank Funding Rate	(1.54)%	JP Morgan	296,725	3/7/2025	22,176,592	-	3,322,686
JP Morgan U.S. Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.15)%	JP Morgan	507,401	4/26/2024	23,211,356	-	4,726,737
										$ 9,449,248

										$ 7,872,244
*** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
1,100	Vanguard Tax-Exempt Bond Index ETF	$ 54,912

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,244)	54,912

	OPEN END FUNDS — 2.8%
	FIXED INCOME - 2.8%
1,000	American Century High-Yield Municipal Fund, Class I	9,000
723	BlackRock High Yield Municipal Fund, Institutional Class	6,506
110,050	Fidelity Conservative Income Municipal Bond Fund, Institutional Class	1,097,200
1,000	Invesco AMT-Free Municipal Fund, Class Y	6,890
984	MainStay MacKay High Yield Municipal Bond Fund	11,432
225,092	Nuveen High Yield Municipal Bond Fund, Class I	3,459,663
1,000	PGIM Muni High Income Fund, Class Z	9,240
		4,599,931

	TOTAL OPEN END FUNDS (Cost $5,309,970)	4,599,931

	SHORT-TERM INVESTMENTS — 97.2%
	MONEY MARKET FUNDS - 97.2%
146,942,395	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.70%(b)	146,971,784
10,213,804	First American Government Obligations Fund, Class X, 1.29%(b)	10,213,804
	TOTAL MONEY MARKET FUNDS (Cost $157,155,898)	157,185,588

	TOTAL SHORT-TERM INVESTMENTS (Cost $157,155,898)	157,185,588

	TOTAL INVESTMENTS - 100.0% (Cost $162,524,112)	$ 161,840,431
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(19,366)
	NET ASSETS - 100.0%	$ 161,821,065

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.